Business Combinations - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) Acquisitions	Dec. 31, 2018 GBP (£) Acquisitions
Disclosure of detailed information about business combination [line items]
Number of significant acquisitions during period | Acquisitions	0	0
Investment made in group associates	£ 404	£ 392
Lumerit Education and Smart Sparrow [member]
Disclosure of detailed information about business combination [line items]
Total consideration transferred	40
Penguin Random House [member]
Disclosure of detailed information about business combination [line items]
Investment made in group associates	£ 40